Provisions - Other provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other provisions [abstract]
Provisions	$ 142,727	$ 167,451	$ 157,165
Other Provisions Provisions For Taxes
Other provisions [abstract]
Provisions	5,215	1,998
Other Provisions for Reclaiming Land
Other provisions [abstract]
Provisions	$ 8,285	$ 7,551